CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Net sales	$ 543,000	$ 0	$ 5,980,000	$ 0
Cost of goods sold	7,482,000	0	30,001,000	0
Gross profit (loss)	(6,939,000)	0	(24,021,000)	0
Operating expenses:
Selling, general and administrative expenses	25,401,000	5,742,000	84,357,000	8,435,000
Total operating expenses	25,401,000	5,742,000	84,357,000	8,435,000
Loss from operations	(32,340,000)	(5,742,000)	(108,378,000)	(8,435,000)
Other income (expense):
Development fee income from a related party	0	136,000	0	408,000
Interest expense from related parties	0	(64,000)	(658,000)	(90,000)
Interest expense	(805,000)	0	(893,000)	0
Change in fair value of Private Warrants	15,781,000	0	32,095,000	0
Other	113,000	(13,000)	574,000	(13,000)
Loss before income taxes	(17,251,000)	(5,683,000)	(77,260,000)	(8,130,000)
Income tax expense	(17,000)	0	(539,000)	0
Net loss	(17,268,000)	(5,683,000)	(77,799,000)	(8,130,000)
Other comprehensive loss:
Net unrealized losses on derivatives contracts, net of tax	(66,000)	0	(2,578,000)	0
Comprehensive loss	$ (17,334,000)	$ (5,683,000)	$ (80,377,000)	$ (8,130,000)
Net loss per common share:
Net loss per common share, basic (in dollars per share)	$ (0.17)	$ (0.14)	$ (0.83)	$ (0.23)
Net loss per common share, diluted (in dollars per share)	$ (0.17)	$ (0.14)	$ (0.83)	$ (0.23)
Weighted average common shares outstanding:
Weighted-average common shares outstanding, basic (in shares)	100,437,000	41,558,000	93,823,000	35,960,000
Weighted-average common shares outstanding, diluted (in shares)	100,437,000	41,558,000	93,823,000	35,960,000